Label	Element	Value
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK®
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

American Funds Short-Term Tax-Exempt Bond Fund® (STEX)

Limited Term Tax-Exempt Bond Fund of America® (LTEX)

The Tax-Exempt Bond Fund of America® (TEBF)

American High-Income Municipal Bond Fund® (AHIM)

The Tax-Exempt Fund of California® (TEFCA)

American Funds Tax-Exempt Fund of New York® (TEFNY)

Prospectus Supplement

June 30, 2020

(for prospectus dated October 1, 2019, as supplemented to date)

Risk/Return [Heading]	rr_RiskReturnHeading	AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK®
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

3. The “Shareholder fees“ table in the “Fees and expenses of the fund” section of the prospectus for each of the funds listed above (other than STEX and LTEX) is amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	4. The table under the heading “Example” in the “Fees and expenses of the fund” section of the prospectus for each of the funds listed below is amended to reflect revisions as provided.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

5. The following is added to the end of “Market conditions” in the “Principal risks” section of the summary portion of the prospectus for each of the funds listed above to read as follows:

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Keep this supplement with your prospectus.
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.75%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $500,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,495
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,495
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class T
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK® | Class F-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none

[1]	A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $500,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.